Notes Receivable from Participants	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Description of Plan [Line Items]
Notes Receivable from Participants	Notes Receivable from Participants
A participant may borrow from contributions and earnings a minimum of $1,000 and a maximum of the lesser of 50% of the participant’s eligible account or $50,000. Loan repayments are made via payroll deductions on after-tax dollars, which commence thirty to sixty days after receipt and acceptance of the loan check. Terms of the participant loans are five years for a personal loan and fifteen years for a mortgage loan, with interest payable at SOFR plus 1%. Interest rates on participant loans at December 31, 2025 range from 4.25% to 10.25% with maturities of varying dates. These notes are reported at the unpaid principal balance plus accrued interest less an estimated provision for uncollectible loans. Notes are deemed distributions by the Plan when they are determined to be in default. An allowance for credit losses of $296,233 and $109,441 was recorded at December 31, 2025 and 2024, respectively, related to the loan balances of active participants that are in default and are believed to be uncollectable.